Business Combination - Additional Information (Detail) - JPY (¥) ¥ in Millions						12 Months Ended
	Jun. 01, 2016	Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015	Oct. 01, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Sep. 08, 2015
Business Acquisition [Line Items]
Payment to acquire business						¥ 21,950	¥ 1,843	¥ 15,975
Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods						11 years
Trademark
Business Acquisition [Line Items]
Weighted average amortization periods						14 years
Kyocera Circuit Solutions, Inc. (KCS)
Business Acquisition [Line Items]
Payment to acquire business					¥ 19,416
Business acquisition percentage of common shares acquired					100.00%
Acquisition related costs								¥ 113
Kyocera Circuit Solutions, Inc. (KCS) | Technology
Business Acquisition [Line Items]
Weighted average amortization periods					10 years
Kyocera Circuit Solutions, Inc. (KCS) | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods					13 years
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Payment to acquire business		¥ 3,508
Business acquisition percentage of common shares acquired		100.00%
Acquisition related costs						¥ 129
Payment to acquire business		¥ 219
Ceyoniq Technology GmbH | Technology
Business Acquisition [Line Items]
Weighted average amortization periods		7 years
Ceyoniq Technology GmbH | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods		17 years
Ceyoniq Technology GmbH | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods		5 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Payment to acquire business			¥ 3,538
Business acquisition percentage of common shares acquired			60.00%
Acquisition related costs						68
Business acquisition percentage of remaining voting interests to be acquired			40.00%
Business acquisition percentage of voting interests to be acquired			100.00%
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Subsequent Event
Business Acquisition [Line Items]
Business acquisition percentage of remaining voting interests to be acquired	12.50%
Business acquisition additional percentage of common shares acquired	27.50%
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Escrow Deposit
Business Acquisition [Line Items]
Payment to acquire business			¥ 2,195
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods			20 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods			10 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization periods			6 years
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Payment to acquire business				¥ 12,134
Business acquisition percentage of common shares acquired									70.23%
Acquisition related costs						¥ 232
Nihon Inter Electronics Corporation | Technology
Business Acquisition [Line Items]
Weighted average amortization periods				8 years
Nihon Inter Electronics Corporation | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods				17 years
Nihon Inter Electronics Corporation | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods				21 years